Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Defense and Aerospace Portfolio
May 31, 2025
DEF-NPRT1-0725
1.802165.121
Common Stocks - 97.0%
	Shares	Value ($)
BRAZIL - 0.1%
Industrials - 0.1%
Aerospace & Defense - 0.1%
Embraer SA ADR	45,500	2,092,545
CANADA - 1.3%
Industrials - 1.3%
Aerospace & Defense - 1.3%
Bombardier Inc Class B (a)	433,600	30,344,259
FRANCE - 0.4%
Industrials - 0.4%
Aerospace & Defense - 0.4%
Thales SA	32,400	9,923,196
GERMANY - 0.9%
Industrials - 0.9%
Aerospace & Defense - 0.9%
MTU Aero Engines AG	49,800	19,819,166
UNITED KINGDOM - 3.3%
Industrials - 3.3%
Aerospace & Defense - 3.3%
BAE Systems PLC	867,900	22,252,849
Rolls-Royce Holdings PLC	4,591,100	53,426,549

TOTAL UNITED KINGDOM		75,679,398
UNITED STATES - 91.0%
Industrials - 91.0%
Aerospace & Defense - 89.7%
AeroVironment Inc (a)(b)	49,100	8,741,273
ATI Inc (a)	383,100	30,510,084
Axon Enterprise Inc (a)	126,300	94,770,468
Boeing Co (a)	1,651,600	342,409,712
BWX Technologies Inc	79,300	9,960,080
Curtiss-Wright Corp	123,800	54,485,618
GE Aerospace	1,890,800	464,966,629
General Dynamics Corp	369,900	103,013,451
HEICO Corp Class A	360,200	84,949,568
Howmet Aerospace Inc	691,200	117,427,968
Huntington Ingalls Industries Inc	198,000	44,165,880
Kratos Defense & Security Solutions Inc (a)(b)	305,978	11,287,528
L3Harris Technologies Inc (b)	150,900	36,870,906
Leonardo DRS Inc	498,300	21,078,090
Loar Holdings Inc (a)	1,600	139,280
Lockheed Martin Corp	148,400	71,585,192
Mercury Systems Inc (a)	129,300	6,368,025
Northrop Grumman Corp	134,900	65,395,473
Rocket Lab Corp (b)	113,300	3,035,307
RTX Corp	1,599,800	218,340,704
Spirit AeroSystems Holdings Inc Class A (a)	1,105,000	41,304,900
Standard Aero Inc (b)	1,149,700	33,720,701
Textron Inc	751,000	55,596,530
TransDigm Group Inc	69,300	101,762,199
Woodward Inc	235,300	50,902,449
		2,072,788,015
Professional Services - 1.1%
CACI International Inc (a)	30,900	13,225,200
Leidos Holdings Inc	76,000	11,287,520
		24,512,720
Trading Companies & Distributors - 0.2%
FTAI Aviation Ltd	40,600	4,756,290
TOTAL UNITED STATES		2,102,057,025
TOTAL COMMON STOCKS (Cost $1,226,631,477)		2,239,915,589

Money Market Funds - 3.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.32	56,071,410	56,082,624
Fidelity Securities Lending Cash Central Fund (c)(d)	4.32	27,434,882	27,437,625
TOTAL MONEY MARKET FUNDS (Cost $83,520,249)			83,520,249

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $1,310,151,726)	2,323,435,838
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(13,510,563)
NET ASSETS - 100.0%	2,309,925,275

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,568,109	178,826,330	125,311,815	188,068	-	-	56,082,624	56,071,410	0.1%
Fidelity Securities Lending Cash Central Fund	18,894,900	113,873,775	105,331,050	1,792	-	-	27,437,625	27,434,882	0.1%
Total	21,463,009	292,700,105	230,642,865	189,860	-	-	83,520,249

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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